Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Common Stock Reflected on the Balance Sheets

As of December 31, 2021, the Class A Common Stock reflected on the balance sheets is reconciled in the following table:

Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(5,031,474)
Proceeds allocated to shares not subject to redemption	(59)
Issuance costs related to Class A Common Stock	(6,263,677)
Plus:
Accretion of carrying value to redemption value	13,595,210
Class A Common Stock subject to possible redemption	$117,300,000

As of June 30, 2022, the Class A Common Stock reflected on the balance sheets are reconciled in the following table:

Class A Common Stock subject to possible redemption at December 31, 2021	$117,300,000
Less:
Proceeds allocated to shares not redeemed - Class A Common Stock par value (1)	(380)
Proceeds allocated to shares not redeemed – additional paid in capital (1)	(38,809,314)
Extension payment classified as temporary equity	769,513
Class A Common Stock subject to possible redemption	$79,259,819

(1)	Represents 3,804,872 in shares subject to the forward purchase agreement.

As of December 31, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table:

As of December 31, 2021
Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(5,031,474)
Proceeds allocated to shares not subject to redemption	(59)
Issuance costs related to Class A common stock	(6,263,677)
Plus:
Accretion of carrying value to redemption value	13,595,210
Class A common stock subject to possible redemption	117,300,000

Schedule of Calculation of Basic and Diluted Net Income Per Share

The following table reflects the calculation of basic and diluted net loss per common share:

	For the Three Months	For the Three Months
	Ended June 30, 2022	Ended June 30, 2021
Redeemable Class A Common Stock subject to possible redemption
Numerator: net loss allocable to redeemable Class A Common Stock subject to possible redemption	$(1,389,484)	$(9,478)

Denominator: weighted average number of redeemable Class A Common Stock	11,332,753	10,302,592
Basic and diluted net loss per redeemable Class A Common Stock	$(0.12)	$(0.00)

Non-redeemable Class A and Class B common stock
Numerator: net loss allocable to non-redeemable Class A and Class B common stock	$(437,761)	$(1,753,205)

Denominator: weighted average number of non-redeemable Class A and Class B common stock	3,570,422	2,931,887
Basic and diluted net income per non-redeemable Class A and Class B common stock	$(0.12)	$(0.59)

	For the Six Months	For the Period from February 26, 2021 (inception)
	Ended June 30, 2022	Through June 30, 2021
Redeemable Class A Common Stock subject to possible redemption
Numerator: net loss allocable to redeemable Class A Common Stock subject to possible redemption	$(798,712)	$(9,478)

Denominator: weighted average number of redeemable Class A Common Stock	11,415,914	10,302,592
Basic and diluted net loss per redeemable Class A Common Stock	$(0.07)	$(0.00)

Non-redeemable Class A and Class B common stock
Numerator: net loss allocable to non-redeemable Class A and Class B common stock	$(243,985)	$(1,753,205)

Denominator: weighted average number of non-redeemable Class A and Class B common stock	3,487,261	2,916,414
Basic and diluted net loss per non-redeemable Class A and Class B common stock	$(0.07)	$(0.59)

The following table reflects the calculation of basic and diluted net income per common share:

For the Period from February 26, 2021 (inception)
Through December 31, 2021
Redeemable Class A common stock subject to possible redemption
Numerator: earnings allocable to redeemable Class A common stock subject to possible redemption	$852,903

Denominator: weighted average number of redeemable Class A common stock	6,944,805
Basic and diluted net income per redeemable Class A common stock	$0.12

Non-redeemable Class A and Class B common stock
Numerator: net income allocable to non-redeemable Class A and Class B common stock	$392,255

Denominator: weighted average number of non-redeemable Class A and Class B common stock
Non-redeemable Class A private placement and Class B common shares, basic and diluted	3,193,963
Basic and diluted net income per non-redeemable Class A and Class B common stock	$0.12